Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Subsequent Events

Investment in TIPPT Media Inc.

On December 23, 2011, in furtherance of its business plan, the Company obtained a sixty-five (65%) percent ownership interest in TIPPT Media Inc., a Delaware corporation (“TIPPT”), which will sell coupons and/or discount codes on behalf of third parties to promote products via a variety of internet-based methods of electronic communications. To date, TIPPT has been a concept and developing business plan, and TIPPT has no customers and has not generated any revenues. In consideration for its investment in TIPPT, the Company paid two million dollars ($2,000) in cash, foregave the repayment of a two-hundred and fifty thousand dollar ($250) promissory note owed to the Company by TIPPT LLC, a Delaware limited liability company and the minority stockholder of TIPPT, and agreed to issue a warrant to purchase one million shares of the Company’s common stock at an exercise price equal to 115% of the 20-day trading average of the Company’s common stock if certain performance conditions are met within 4 months of the closing of the transaction.

In connection with the transaction, the Company entered into a five-year line of credit agreement, pursuant to which the Company may provide advances to TIPPT to finance its working capital obligations, in an aggregate principal amount not to exceed twenty-million dollars ($20,000), with an interest rate not to exceed four (4%) percent per annum. In connection with the transaction, the Company also entered into a stockholders agreement with the other stockholders of TIPPT regarding, among other things, restrictions on the transfer of shares in TIPPT and the potential exchange under certain circumstances of all or a portion of the 35% interest in TIPPT held by TIPPT LLC into the Company’s common stock.

Loyalize Asset Purchase

In furtherance of its business plan, the Company, through a newly created wholly owned subsidiary, FN(x) I Holding Corporation (“FN(x) I”), purchased from Trusted Opinion Inc. (“Trusted Opinion”), substantially all of its assets, including certain intellectual property and other assets relating to the “Loyalize” business owned by Trusted Opinion, pursuant to an asset purchase agreement dated December 31, 2011 among the Company, FN(x) I and Trusted Opinion (the “Asset Purchase Agreement”). In consideration for its purchase of the Loyalize assets, the Company agreed to pay Trusted Opinion three million dollars ($3,000) in cash and agreed to deliver 275,038 shares of the Company’s common stock.

The Loyalize business consists of technology that enables brands and content providers to engage with nationwide audiences during live TV shows by providing games, polls, real-time discussions and sharing features for smartphones, tablets, laptops and on connected TVs. The purchase of such business allows the Company to accelerate the integration of add-on features to its core Viggle product through use of the acquired software and the employment by the Company of a team of 13 employees, including software engineers, who had been involved in the development of the Loyalize technology. Because the Company had intended to extend its Viggle product into this area, and not start a standalone business, these hires filled a need that the Company had.

The Company accounted for the purchase of Loyalize using the acquisition method, and accordingly the consideration paid has been allocated on a preliminary basis to the fair value of assets acquired and liabilities assumed based on management’s best estimates and taking into account all relevant information available at the time the unaudited pro forma consolidated financial statements were prepared, which are contained in and are part of these financial statements. The Company expects that the actual amounts for each of the fair values of these assets and liabilities acquired will vary from the pro forma amounts and that such variation may be significant.

The actual adjustments that the Company will ultimately make in finalizing the allocation of the purchase price of Trusted Opinion to the fair value of the net assets acquired at December 31, 2011 will depend on a number of factors, including additional information available at such time and changes in market values.

The acquisition is accounted for using the acquistion method of accounting. The total estimated purchase price is composed of the following:

Cash	$3,185
Common Stock	1,719
$4,904

For purposes of the pro forma presentation, the purchase price has been allocated to the assets acquired (including identifiable intangible assets) and liabilities assumed as of September 30, 2011 for balance sheet purposes and July 1, 2010 for purposes of the statement of operations, based on their estimated fair values.

Details of the estimated fair values of assets acquired and liabilities assumed of Trusted Opinion are based on information available at the date of preparation of these unaudited pro forma financial statements are as follows:

Assets acquired:

Other Receivable	$63
Equipment	33
Intellectual Property	256
Capitalized Software	1,842
Goodwill	2,837
$5,306
Less liabilties assumed:
Deferred Revenue	$(402)

Net assets acquired	$4,904

The acquisition occurred on December 31, 2011. Assuming the acquisition had occurred at the beginning of the prior year, the combined pro forma revenue, net loss, and basic and diluted loss per share would have been $5, ($34,622) and ($.25) per share, respectively, for the three-month period ended September 30, 2011, and $1, ($621), and ($.89) per share, respectively, for the three-month period ended September 30, 2010.

13.  Subsequent Events

Private Placement

On August 25, 2011, the Company completed the placement of 14,000,000 units (the “Units”), each Unit consisting of (i) one (1) share of common stock, $0.001 par value per share of the Company and (ii) one (1) detachable three (3) year warrant to purchase one (1) share of common stock of the Company with an exercise price of $4.00 per warrant share, at a purchase price of $2.50 per Unit, for an aggregate purchase price of $35,000 to accredited and institutional investors. The three-year warrants are callable by the Company after February 26, 2012 if a registration statement for the resale of the shares of common stock issuable upon exercise of the warrants has been declared effective for 30 days and the closing bid price of such shares equals at least $4.00 per share for a period of at least 20 consecutive trading days after effectiveness of such registration statement. The Units issued in such placement were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act. Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act. The proceeds of the offering, $35,000, are to be used for general corporate purposes, including marketing and product development. Tejas Securities Group, Inc. (“Tejas”) and Craig-Hallum Capital Group, LLC acted as placement agents in connection with the offering and received compensation of $1,350 and $165, respectively. Tejas purchased units in the offering for $713 and received as additional compensation a five-year non-callable warrant for 540,000 common shares at $2.50 per share and 100,000 warrants on the same basis as the investors. Sillerman Investment Company, LLC purchased $5,000 worth of Units in the placement, and Sillerman Investment Company, LLC, as nominee purchased $6,376 of Units in the placement. The Company will take a compensation charge in the first quarter of approximately $17,162 as a result of the foregoing, resulting from selling shares to executives below fair value.

Stock Option Grants

On August 26, 2011, the Compensation Committee adopted a Company-wide stock option program and granted to 32 employees an aggregate of 3,545,000 non-qualified stock options at $2.50 per share or $5.00 per share, depending on recipient, vesting over three to four years, depending on when the employee started at the Company.  The Company will take a compensation charge in the first quarter of approximately $1,037 as a result of the foregoing.

On August 12, 2011, the Compensation Committee of the Board of Directors approved a stock option plan for non-management directors.  Each director is to receive 250,000 non-qualified stock options for common shares of the Company under the Executive Equity Incentive Plan.  The initial grant was made on August 26, 2011 at $2.50 per share.  One-fourth of the grant vested on the grant date and the balance will vest pro-rata annually in arrears over the next three years, so long as the director remains in office on the vesting date. The Company will take a compensation charge in the first quarter of approximately $1,566 as a result of the foregoing.